COMMITMENTS AND CONTINGENCIES - Summary of future payments and interest expense for the operating lease (Details)	Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
The remainder of 2022	$ 90,331
2023	372,214
2024	383,383
Total undiscounted cash flows	845,927
Less: imputed interest	(48,820)
Present value of lease liabilities	$ 797,107